Exchange Rate Differences on Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions in foreign currency [abstract]
Exchange rate differences on gold and foreign currency
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.22	12.31.21	12.31.20
For Purchase sale of foreign currency	8,558,152	4,024,806	14,998,837
For Valuation of Assets and Liabilities in Foreign Currency	11,579,663	4,730,600	5,722,350
Total	20,137,815	8,755,406	20,721,187